Consolidated statement of profit or loss - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Continuing operations
Interest income using effective interest rate method		€ 25,056	[1]	€ 25,249
Other interest income	[2]	3,107		2,880
Total Interest income		28,163	[2]	28,129	[2]	€ 43,996
Interest expense using effective interest rate method		(11,268)	[2]	(11,171)	[2]
Other interest expense		(3,084)	[2]	(2,997)	[2]
Total interest expense	[1]	(14,353)		(14,169)		(30,349)
Net interest income 21	[1]	13,811		13,960		13,647
Fee and commission income	[1]	4,439		4,240		3,865
Fee and commission expense	[1]	(1,571)		(1,442)		(1,155)
Net fee and commission income 22	[1]	2,868		2,798		2,710
Valuation results and net trading income 23	[1]	(159)		1,227		1,512
Investment income 24	[1]	188		183		192
Share of result from associates and joint ventures 8	[1]	48		143		178
Result on disposal of group companies 25	[1]	117		(123)		1
Other income 26	[1]	252		136		350
Total income	[1]	17,125		18,324		18,590
Addition to loan loss provisions 7	[1]	1,120		656		676
Staff expenses 27	[1]	5,755		5,420		5,202
Other operating expenses 28	[1]	4,598		5,262		4,627
Total expenses	[1]	11,472		11,338		10,505
Result before tax from continuing operations	[1]	5,653		6,986		8,085
Taxation 38	[1]	1,652		2,116		2,539
Net result from continuing operations	[1]	4,001		4,869		5,546
Net result attributable to Equityholders of the parent
Net result (before non-controlling interests)	[1]	4,001		4,869		5,546
Net result attributable to Non-controlling interests	[1]	99		108		82
Net result attributable to Equityholders of the parent	[1]	€ 3,903		€ 4,761		€ 5,464
Earnings per ordinary share 29
Basic earnings per ordinary share	[1]	€ 1		€ 1.22		€ 1.41
Diluted earnings per ordinary share	[1]	1		1.22		1.41
Earnings per ordinary share from continuing operations 29
Basic earnings per ordinary share from continuing operations	[1]	1		1.22		1.41
Diluted earnings per ordinary share from continuing operations	[1]	1		1.22		1.41
Dividend per ordinary share 30	[1]	€ 0.69		€ 0.68		€ 0.67

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.

[2]

Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and j oint ventures. Dividend paid and received from trading positions have been included.